Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,020,000.00
Previously Paid Amount
Total Fee Amount	2,488.56
Total Offset Amount
Net Fee	$ 2,488.56